Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Unrecognized tax benefits			$ 0	$ 0
Effective tax rate percentage	0.40%	0.70%	0.70%	0.40%
Valuation allowance			$ 192,900,000	$ 174,300,000
Unrecognized tax benefits income tax interest and penalties accrued			0	$ 0
US Federal Authority [Member]
Net operating loss			$ 15,500,000
Operating loss, expiration date			2031
Operating loss carryforwards unlimited carryover period			$ 109,500,000
US State Authority [Member]
Net operating loss			$ 43,200,000
Operating loss, expiration date			2027
Operating loss carryforwards unlimited carryover period			$ 2,200,000
Foreign Authority [Member]
Net operating loss			$ 900,000
Operating loss, expiration date			2026
Operating loss carryforwards unlimited carryover period			$ 26,800,000